Fresh Start Accounting - Decrease in Accumulated Deficit (Details) - Reorganization Adjustments $ in Thousands	Nov. 19, 2018 USD ($)
Fresh-Start Adjustment [Line Items]
Net change in accumulated deficit	$ 770,871
Gain On Settlement Of Liabilities Subject To Compromise
Fresh-Start Adjustment [Line Items]
Net change in accumulated deficit	794,218
Accrual Of Professional Fees
Fresh-Start Adjustment [Line Items]
Net change in accumulated deficit	(9,450)
Accrual Of Other Fees
Fresh-Start Adjustment [Line Items]
Net change in accumulated deficit	(1,593)
Elimination Of Prepaid Directors And Officers Insurance Policies Related To Predecessor
Fresh-Start Adjustment [Line Items]
Net change in accumulated deficit	(958)
Cancellation Of Predecessor Share Based Compensation Awards
Fresh-Start Adjustment [Line Items]
Net change in accumulated deficit	(770)
Professional And Success Fees Paid On Plan Effective Date
Fresh-Start Adjustment [Line Items]
Net change in accumulated deficit	(7,215)
Payment Of Bank Fees
Fresh-Start Adjustment [Line Items]
Net change in accumulated deficit	(240)
Elimination Of Deferred Tax Assets Implementation Of The Plan
Fresh-Start Adjustment [Line Items]
Net change in accumulated deficit	(1,356)
Recognition Of Deferred Tax Liability Implementation Of The Plan
Fresh-Start Adjustment [Line Items]
Net change in accumulated deficit	(1,782)
Reduction In Net Income Taxes Implementation Of The Plan
Fresh-Start Adjustment [Line Items]
Net change in accumulated deficit	$ 17